Loans (Tables)	6 Months Ended
Oct. 31, 2023
Loans [Abstract]
Schedule of Outstanding Balances of Loans	Outstanding balances of loans consist of the following:
As of April 30, 2023	Balance	Balance	Maturity Date	Effective Interest Rate	Collateral/Guarantee
	JPY	USD
Kiraboshi Bank	11,680,000	85,889	Nov. 12, 2024	1.60%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank	34,988,000	257,284	Mar. 31, 2030	1.60%	Guaranteed by Mr. Satoshi Kobayashi
Resona Bank	100,000,000	735,348	Apr. 26, 2024	1.48%	Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank	45,750,000	336,422	Sep. 30, 2027	2.69%
Total loans	192,418,000	1,414,943
Less: Loan origination fee	(346,500)	(2,548)
Current portion of long – term loan	(123,819,000)	(910,501)
Long-term loan – due over one year	68,252,500	501,894
As of October 31, 2023	Balance	Balance	Maturity Date	Effective Interest Rate	Collateral/Guarantee
	JPY	USD
	(Unaudited)	(Unaudited)
Kiraboshi Bank	7,599,000	50,172	Nov. 12, 2024	1.60%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank	32,069,000	211,732	Mar. 31, 2030	1.60%	Guaranteed by Mr. Satoshi Kobayashi
Resona Bank	100,000,000	660,240	Apr. 26, 2024	1.48%	Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank	39,800,000	262,776	Sep. 30, 2027	2.69%
Total loans	179,468,000	1,184,920
Less: Loan origination fee	(231,000)	(1,525)
Current portion of long – term loan	(121,969,000)	(805,289)
Long-term loan – due over one year	57,268,000	378,106

Schedule of Future Loan Obligations According to the Terms of the Loan	Interest expense for the six months ended October 31, 2022 and 2023 amounted to JPY588,049 and JPY1,559,270 (USD 10,295), respectively. As of October 31, 2023, the Company’s future loan obligations according to the terms of the loan agreement are as follows:
	JPY	USD
Remainder of 2024	111,100,000	733,527
2025	19,305,000	127,459
2026	15,204,000	100,383
2027	15,204,000	100,383
2028	8,687,000	57,355
Thereafter	9,968,000	65,813
Total	179,468,000	1,184,920